DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Derivative [Line Items]
(Loss) gain on derivatives	$ (3,400)	$ 3,000	$ (1,700)
Net unrealized gain (loss) on derivative instruments	2,689	(476)
Cash flow hedge, gain (loss), before reclassification after tax	5,800	(2,600)
Cash flow hedge, gain (loss), reclassification after tax	2,600	(3,400)
Net gain on derivatives	3,165	782	$ (1,094)
Foreign currency forward option contracts | Designated as hedging instrument
Derivative [Line Items]
Notional value	$ 121,300	125,700
Maturity term or less	7 months
Foreign currency forward exchange contracts | Designated as hedging instrument
Derivative [Line Items]
Notional value	$ 22,600
Foreign currency forward exchange contracts | Not Designated as hedging instrument
Derivative [Line Items]
Notional value	$ 53,600	$ 44,800